Annual Total Returns (Bar Chart) (Invesco Van Kampen Harbor Fund, Class Institutional, Invesco Van Kampen Harbor Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen Harbor Fund | Class Institutional, Invesco Van Kampen Harbor Fund
Annual Total Returns
'01	(14.38%)
'02	(11.47%)
'03	20.76%
'04	9.73%
'05	0.45%
'06	11.15%
'07	7.51%
'08	(29.90%)
'09	42.17%
'10	18.81%